Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure
Under Item 402(v) of the SEC’s Regulation
S-K,
which was adopted in 2022, the Company is r
equired to disclose annually information concerning “pay versus performance.” The purpose of this disclosure is to show the relationship betw een executive compensation actually paid to the principal executive officer (“PEO”) and other named executive officers and the financial performance of the Company. Item 402(v) also requires disclosure of the cumulative total shareholder return (“TSR”) of the Company’s peer group, the Company’s net income, and an additional financial performance measure chosen by the Company.
Disclosure under Item 402(v) is required for the Company’s last five completed fiscal years. Notwithstanding, there is a transitional rule which provides that for the first filing after approval of the new requirement, the Company only needs to disclose information for the last three completed fiscal year.

Year	Summary Comp. Table Total for First PEO ($) (1)	Summary Comp. Table Total for Second PEO ($) (1)	Comp. Actually Paid to First PEO ($) (2)	Comp. Actually Paid to Second PEO ($) (3)	Average Summary Comp. Table Total for non- PEO NEOs ($) (4)	Average Comp. Actually Paid to non- PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($,000)	Pretax Net Income ($,000) (6)
							Total Shareholder Return ($)	Peer group Total Shareholder Return ($) (5)
2022	3,255,722		-1,889,888		1,348,892	-2,279,976	94.19	129.71	184,626	236,056
2021	4,079,676		7,700,955		1,624,059	4,676,692	300.47	156.66	208,737	329,637
2020	1,918,792	1,716,354	4,301,083	2,195,157	1,284,572	3,068,390	186.29	126.06	175,631	241,114
2019							100.00	100.00

(1)
During 2020, Mr. Cline, the Company’s current Chairman of the Board, served as President and Chief Executive Officer between January 1, 2020 and April 28, 2020, his retirement date. Mr. Fairbanks has served as President and Chief Executive Officer since April 29, 2020. In the table above, Mr. Fairbanks is the “First PEO” and Mr. Cline is the “Second PEO.”

(2)
For Mr. Fairbanks: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,334,538 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $81,010 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $191,233 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $29,357 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $1,301,563 was deducted for stock awards and the amount of $229,688 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,669,543 was added for stock awards granted in 2021, the amount of $1,087,441 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $773,036 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $289,078 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $103,729 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $2,125,000 was deducted for stock awards and the amount of $375,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $451,619 was added for stock awards granted in 2022, the amount of $1,826,069 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $906,975 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $141,372 was added for SAR awards granted in 2022, the amount of $290,428 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $215,156 was deducted for SAR awards granted in prior fiscal years that vested in 2022. For purposes of clarification, the “actual compensation” for 2022 for Mr. Fairbanks is a negative number due to the aggregate decrease in fair value of his stock awards and SAR awards in 2022.

(3)
For Mr. Cline, for 2020: the amount of $1,275,000 was deducted for stock awards and the amount of $225,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $350,593 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $1,212,310 was added for stock awards that were granted and that vested in 2022, the amount of $133,293 was added for SAR awards
granted in prior fiscal years that vested in 2020, and the amount of $282,607 was added for SAR awards that were granted and that vested in 2022.

(4)	For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp.
For Mr. Zambanini: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted
for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,223,945 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $73,813 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $184,533 was added for SAR awards granted in prior fiscal years that were unvested at th
e

COMPENSATION DISCUSSION AND ANALYSIS
end of 2020, and the amount of $26,764 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $559,938 was deducted for stock awards and the amount of $98,813 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,148,430 was added for stock awards granted in 2021, the amount of $1,941,035 was added for stock
awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $260,798 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $124,347 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $99,700 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $702,950 was deducted for stock awards and the amount of $124,050 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $149,383 was added for stock awards granted in 2022, the amount of $1,133,967 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $2,289,237 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $46,762 was added for SAR awards granted in 2022, the amount of $197,757 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $187,546 was deducted for SAR awards granted in prior fiscal years that vested in 2022.
For Mr. Schemm, for 2020, the amount of $340,000 was deducted for stock awards and the amount of $60,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $847,793 was added for stock awards granted in 2020, and the amount of $191,208 was added for SAR awards granted in 2020; for 2021, the amount of $499,163 was deducted for stock awards and the amount of $88,088 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,023,797 was added for stock awards granted in 2021, the amount of $554,371 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $1,578,168 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $110,843 was added for SAR awards granted in 2021, the amount of $102,225 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $20,595 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $607,750 was deducted for stock awards and the amount of $107,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $129,149 was added for stock awards granted in 2022, the amount of $952,118 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $348,099 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $40,436 was added for SAR awards granted in 2022, the amount of $62,294 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $73,207 was deducted for SAR awards granted in prior fiscal years that vested in 2022.
For Mr. Gupp, for 2020, the amount of $459,230 was deducted for stock awards and the amount of $81,041 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $965,863 was added for stock awards granted in 2020, the amount of $1,472,040 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $96,231 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $234,801 was added for SAR awards granted in 2020, the amount of $193,861 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $34,720 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $480,675 was deducted for stock awards and the amount of $84,825 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $985,854 was added for stock awards granted in 2021, the amount of $2,089,191 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $283,081 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $106,733 was added for SAR awards granted in 2021, the amount of $204,443 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $106,090 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $534,905 was deducted for stock awards and the amount of $94,395 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $113,698 was added for stock awards granted in 2022, the amount of $3,013,721 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $632,643 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $35,592 was added for SAR awards granted in 2022, the amount of $173,063 was deducted for SAR awards granted in prior f iscal yea
rs that were unvested at the end of 2022, and the amount of $166,671 was deducted for SAR awards granted in prior fiscal years that vested in 2022.
For purposes of clarification, the “actual compensation” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022.

(5)	The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under Item 201(e) of Regulation S-K.

(6)
The Company has chosen pretax income as its “Company-Selected Measure”, in that the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target, adjusted each year by the Compensation Committee to exclude any items determined by the Committee to be extraordinary and not considered in the establishment of the pretax income target. The amounts set forth above are after such adjustments.

Company Selected Measure Name	pretax income
Named Executive Officers, Footnote [Text Block]	For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp.
Peer Group Issuers, Footnote [Text Block]	The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For Mr. Fairbanks: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,334,538 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $81,010 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $191,233 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $29,357 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $1,301,563 was deducted for stock awards and the amount of $229,688 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,669,543 was added for stock awards granted in 2021, the amount of $1,087,441 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $773,036 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $289,078 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $103,729 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $2,125,000 was deducted for stock awards and the amount of $375,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $451,619 was added for stock awards granted in 2022, the amount of $1,826,069 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $906,975 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $141,372 was added for SAR awards granted in 2022, the amount of $290,428 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $215,156 was deducted for SAR awards granted in prior fiscal years that vested in 2022. For purposes of clarification, the “actual compensation” for 2022 for Mr. Fairbanks is a negative number due to the aggregate decrease in fair value of his stock awards and SAR awards in 2022.

(3)
For Mr. Cline, for 2020: the amount of $1,275,000 was deducted for stock awards and the amount of $225,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $350,593 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $1,212,310 was added for stock awards that were granted and that vested in 2022, the amount of $133,293 was added for SAR awards
granted in prior fiscal years that vested in 2020, and the amount of $282,607 was added for SAR awards that were granted and that vested in 2022.

Non-PEO NEO Average Total Compensation Amount	$ 1,348,892	$ 1,624,059	$ 1,284,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,279,976)	4,676,692	3,068,390
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp.
For Mr. Zambanini: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted
for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,223,945 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $73,813 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $184,533 was added for SAR awards granted in prior fiscal years that were unvested at th
e

COMPENSATION DISCUSSION AND ANALYSIS
end of 2020, and the amount of $26,764 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $559,938 was deducted for stock awards and the amount of $98,813 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,148,430 was added for stock awards granted in 2021, the amount of $1,941,035 was added for stock
awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $260,798 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $124,347 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $99,700 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $702,950 was deducted for stock awards and the amount of $124,050 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $149,383 was added for stock awards granted in 2022, the amount of $1,133,967 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $2,289,237 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $46,762 was added for SAR awards granted in 2022, the amount of $197,757 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $187,546 was deducted for SAR awards granted in prior fiscal years that vested in 2022.
For Mr. Schemm, for 2020, the amount of $340,000 was deducted for stock awards and the amount of $60,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $847,793 was added for stock awards granted in 2020, and the amount of $191,208 was added for SAR awards granted in 2020; for 2021, the amount of $499,163 was deducted for stock awards and the amount of $88,088 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,023,797 was added for stock awards granted in 2021, the amount of $554,371 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $1,578,168 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $110,843 was added for SAR awards granted in 2021, the amount of $102,225 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $20,595 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $607,750 was deducted for stock awards and the amount of $107,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $129,149 was added for stock awards granted in 2022, the amount of $952,118 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $348,099 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $40,436 was added for SAR awards granted in 2022, the amount of $62,294 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $73,207 was deducted for SAR awards granted in prior fiscal years that vested in 2022.
For Mr. Gupp, for 2020, the amount of $459,230 was deducted for stock awards and the amount of $81,041 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $965,863 was added for stock awards granted in 2020, the amount of $1,472,040 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $96,231 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $234,801 was added for SAR awards granted in 2020, the amount of $193,861 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $34,720 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $480,675 was deducted for stock awards and the amount of $84,825 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $985,854 was added for stock awards granted in 2021, the amount of $2,089,191 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $283,081 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $106,733 was added for SAR awards granted in 2021, the amount of $204,443 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $106,090 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $534,905 was deducted for stock awards and the amount of $94,395 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $113,698 was added for stock awards granted in 2022, the amount of $3,013,721 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $632,643 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $35,592 was added for SAR awards granted in 2022, the amount of $173,063 was deducted for SAR awards granted in prior f iscal yea
rs that were unvested at the end of 2022, and the amount of $166,671 was deducted for SAR awards granted in prior fiscal years that vested in 2022.
For purposes of clarification, the “actual compensation” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Financial Performance Measures for Determining NEO Compensation

1.
Pretax Income
– Pretax income is defined as income before income taxes. As discussed under the heading“
Annual Cash Incentive Compensation
” above, the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target.

2.
Operating Cash Flow
– Operating Cash Flow is defined as net cash provided by operating activities. As discussed under the heading“
Annual Cash Incentive Compensation
” above, the Company’s annual cash incentive payment is weighted 25% on the achievement of a certain operating cash flow target.

3.
EBITDA
– EBITDA is defined as earnings before interest, tax, depreciation, and amortization. As discussed under the heading“
Long-Term Equity Incentive Compensation
” above, the actual number of performance-based restricted stock units that vest each year is based on performance against target EBITDA for 1 year, cumulative 2 years and cumulative 3 years, respectively.

Total Shareholder Return Amount	$ 94.19	300.47	186.29	$ 100
Peer Group Total Shareholder Return Amount	129.71	156.66	126.06	$ 100
Net Income (Loss)	$ 184,626,000	$ 208,737,000	$ 175,631,000
Company Selected Measure Amount	236,056	329,637	241,114
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pretax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Mr. Fairbanks [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,255,722	$ 4,079,676	$ 1,918,792
PEO Actually Paid Compensation Amount	$ (1,889,888)	7,700,955	4,301,083
PEO Name	Mr. Fairbanks
Mr. Cline [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,716,354
PEO Actually Paid Compensation Amount			2,195,157
PEO Name	Mr. Cline
PEO [Member] | Mr. Fairbanks [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,125,000)	(1,301,563)	(518,765)
PEO [Member] | Mr. Fairbanks [Member] | SAR Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,000)	(229,688)	(91,547)
PEO [Member] | Mr. Fairbanks [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	451,619	2,669,543	1,091,191
PEO [Member] | Mr. Fairbanks [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,826,069)	1,087,441	1,334,538
PEO [Member] | Mr. Fairbanks [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(906,975)	773,036	81,010
PEO [Member] | Mr. Fairbanks [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	141,372	289,078	265,274
PEO [Member] | Mr. Fairbanks [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(290,428)	229,702	191,233
PEO [Member] | Mr. Fairbanks [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(215,156)	103,729	29,357
PEO [Member] | Mr. Cline [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,275,000)
PEO [Member] | Mr. Cline [Member] | SAR Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(225,000)
PEO [Member] | Mr. Cline [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			350,593
PEO [Member] | Mr. Cline [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			133,293
PEO [Member] | Mr. Cline [Member] | Stock Awards Granted Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,212,310
PEO [Member] | Mr. Cline [Member] | SAR Awards Granted Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			282,607
Non-PEO NEO [Member] | Mr. Zambanini [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(702,950)	(559,938)	(518,765)
Non-PEO NEO [Member] | Mr. Zambanini [Member] | SAR Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,050)	(98,813)	(91,547)
Non-PEO NEO [Member] | Mr. Zambanini [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,383	1,148,430	1,091,191
Non-PEO NEO [Member] | Mr. Zambanini [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,133,967)	1,941,035	1,223,945
Non-PEO NEO [Member] | Mr. Zambanini [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,289,237)	260,798	73,813
Non-PEO NEO [Member] | Mr. Zambanini [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,762	124,347	265,274
Non-PEO NEO [Member] | Mr. Zambanini [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(197,757)	229,702	184,533
Non-PEO NEO [Member] | Mr. Zambanini [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(187,546)	99,700	26,764
Non-PEO NEO [Member] | Mr. Schemm [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(607,750)	(499,163)	(340,000)
Non-PEO NEO [Member] | Mr. Schemm [Member] | SAR Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,250)	(88,088)	(60,000)
Non-PEO NEO [Member] | Mr. Schemm [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	129,149	1,023,797	847,793
Non-PEO NEO [Member] | Mr. Schemm [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(952,118)	554,371
Non-PEO NEO [Member] | Mr. Schemm [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(348,099)	1,578,168
Non-PEO NEO [Member] | Mr. Schemm [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,436	110,843	191,208
Non-PEO NEO [Member] | Mr. Schemm [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,294)	102,225
Non-PEO NEO [Member] | Mr. Schemm [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,207)	20,595
Non-PEO NEO [Member] | Mr. Gupp [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(534,905)	(480,675)	(459,230)
Non-PEO NEO [Member] | Mr. Gupp [Member] | SAR Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,395)	(84,825)	(81,041)
Non-PEO NEO [Member] | Mr. Gupp [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,698)	985,854	965,863
Non-PEO NEO [Member] | Mr. Gupp [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,013,721)	2,089,191	1,472,040
Non-PEO NEO [Member] | Mr. Gupp [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(632,643)	283,081	96,231
Non-PEO NEO [Member] | Mr. Gupp [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,592	106,733	234,801
Non-PEO NEO [Member] | Mr. Gupp [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(173,063)	204,443	193,861
Non-PEO NEO [Member] | Mr. Gupp [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (166,671)	$ 106,090	$ 34,720